Newtek Conventional Lending, LLC 1981 Marcus Avenue, Suite 130 Lake Success, New York 11042 Independent Accountants’ Report on Applying Agreed-Upon Procedures We have performed the procedures described below, related to certain information with respect to a portfolio of l business loans in connection with the proposed offering of Newtek Conventional SBC 2021-1. Newtek Conventional Lending, LLC (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Loan File (as defined herein). The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Loan File. Additionally, Deutsche Bank Securities Inc. (the “Other Specified Party” and, together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose. We performed certain procedures on earlier versions of the Statistical Loan File and communicated differences prior to being provided the final Statistical Loan File which was subjected to the procedures described below. Agreed-Upon Procedures On September 22, 2021, at the instruction of the Company, we accessed the Company Website (https://vault.newtekone.com) and obtained a computer-generated small business loan data file and related record layout (the “Statistical Loan File”) containing data, as represented to us by the Company, as of the close of business on August 31, 2021, with respect to 17 business loans (the “Business Loans”). At the instruction of the Company, we performed certain comparisons and recomputations for each of the Business Loans relating to the business loan characteristics (the “Characteristics”) set forth on the Statistical Loan File and indicated below. Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com Member of Deloitte Touche Tohmatsu Limited

Characteristics 1. Loan number (for informational purpose only) 2. "Borrower Name" 3. Loan Amount 4. State 5. Zip code 6. Original Term (Months) 7. Base Rate 8. Spread 9. Floating/Variable 10. Pay Frequency 11. Note Date 12. Next Payment Due Date 13. Maturity Date 14. Current Interest Only Indicator (Y/N) 15. Date P&I Payments Start* 16. Remaining Term Amortizing (Months)* 17. Updated Gross P & I Payment* 18. Interest Only First P & I Amount* 19. # of Interest Only Payments* 20. Remaining Interest Payment * 21. First Payment Due Date 22. Prepayment Penalty 23. Payment Amount 24. Coupon % 25. Status 26. Current Borrower Balance 27. Years in Business 28. Primary Collateral 29. Primary Collateral as a % of Total Collateral 30. Total Primary Collateral - Net Market 31. Total Collateral - Net Market Value 32. FICO Score Max 33. Days Past Due 34. Loan Purpose 35. Origination LTV (Net Market) 36. DSC 37. DSC Method 38. Net Market Value of CRE 39. Lien Position CRE 40. Net Market Value of RRE 41. Lien Position RRE 42. Percent Secured by RE 43. Net Market Value of M&E 44. Lien Position M&E 45. Net Market Value of F&F 46. Lien Position F&F 47. Net Market Value of A/R and Inventory 48. Lien Position A/R and Inventory 49. Net Market Value of Liquid Assets 50. Lien Position Liquid Assets 51. Net Market Value of Other Collateral 52. Lien Position Other Collateral 53. NAICS code 54. Description (by 3 Digit NAICS Description) 55. Remaining Term (Months) 56. Seasoning (Months) *For Business Loans with a Current Interest Only Indicator of “yes”, as set forth on the Note (as defined below) We compared Characteristics 2. through. 22. to the corresponding information set forth on or derived from the Promissory Note (the “Note”). We compared Characteristics 23. and 24. to the corresponding information set forth on or derived from the Note or to screen shots from the Company’s servicing system (the “Servicing System Screen Shots”). We compared Characteristics 25. and 26. to the Servicing System Screen Shots. We compared Characteristics 27. through 53. to the corresponding information set forth on or derived from the Credit Write Up or Modified Credit Write Up (collectively, the “Credit Write Up”). Using the NAICS code set forth on the Credit Write Up, we compared Characteristic 54. to the corresponding information set forth on the “US Census Bureau Website” http://www.census.gov/geo/. With respect to our comparison of Characteristic 55., we recomputed the Remaining Term as the number of months between (i) the Maturity Date (as set forth on the Note) and (ii) August 31, 2021. We compared such recomputed information to the corresponding information set forth on the Statistical Loan File. With respect to our comparison of Characteristic 56., we recomputed the Seasoning by subtracting (i) the Original Term (as set forth on the Note) from (ii) the Remaining Term (as determined above). We compared such recomputed information to the corresponding information set forth on the Statistical Loan File. *******

The business loan documents described above, including any information obtained from the indicated system, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Business Loans. Agreed-Upon Procedures’ Findings The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Loan File were found to be in agreement with the above mentioned Loan Documents. ****** We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the business loans underlying the Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the business loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report. We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Initial Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services. None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties. Yours truly, /s/ Deloitte & Touche LLP November 1, 2021